Major Customers and Concentration Of Risks (Details)	12 Months Ended
Dec. 31, 2019 Employee
Concentration Risk [Line Items]
Number of employees	1,884
Refined Products Segment [Member]
Concentration Risk [Line Items]
Number of employees	1,088
Crude Oil Pipeline and Terminals Segment [Member]
Concentration Risk [Line Items]
Number of employees	224
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Customer Concentration Risk, Benchmark Percentage	10.00%
Unionized Employees Concentration Risk [Member] | Crude Oil Pipeline and Terminals Segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
U S W Plan [Member] | Unionized Employees Concentration Risk [Member] | Refined Products Segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%
I U O E Plan [Member] | Unionized Employees Concentration Risk [Member] | Refined Products Segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%